Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) $ in Thousands		Issued capital [member]	Warrants [Member]	Other equity interest [member]	Retained earnings [member]	Accumulated Other Comprehensive Loss Income [Member]	Total
Balance - December 31, 2020 at Dec. 31, 2018		$ 222,335		$ 89,342	$ (309,781)	$ 11	$ 1,907
Balance, shares at Dec. 31, 2018	[1]	16,440,760
IfrsStatementLineItems [Line Items]
Net loss					(6,042)		(6,042)
Foreign currency translation adjustments						83	83
Actuarial loss on defined benefit plan (note 18)					(1,068)		(1,068)
Comprehensive loss					(7,110)	83	(7,027)
Share issuance from the exercise of warrants, stock options and deferred share units		$ 906		(329)			577
Share issuance from the exercise of warrants, stock options and deferred share units, shares	[1]	228,750,000
Issuance of common shares and warrants, net of transaction costs (note 19)		$ 1,287					1,287
Issuance of common shares and warrants, net of transaction costs (note 19), shares	[1]	3,325,000
Share-based compensation costs (note 19)				793			793
Balance - December 31, 2021 at Dec. 31, 2019		$ 224,528		89,806	(316,891)	94	(2,463)
Balance, shares at Dec. 31, 2019	[1]	19,994,510
IfrsStatementLineItems [Line Items]
Net loss					(5,118)		(5,118)
Foreign currency translation adjustments						(1,139)	(1,139)
Actuarial loss on defined benefit plan (note 18)					(650)		(650)
Comprehensive loss					(5,768)	(1,139)	(6,907)
Issuance of common shares and warrants, net of transaction costs (note 19)		$ 10,480	5,025	(362)			15,143
Issuance of common shares and warrants, net of transaction costs (note 19), shares	[1]	42,684,103
Share-based compensation costs (note 19)				61			61
Reclassification of warrants to equity (note 19)			7,377				7,377
Balance - December 31, 2021 at Dec. 31, 2020		$ 235,008	12,402	89,505	(322,659)	(1,045)	13,211
Balance, shares at Dec. 31, 2020	[1]	62,678,613
IfrsStatementLineItems [Line Items]
Net loss					(8,368)		(8,368)
Foreign currency translation adjustments						367	367
Actuarial loss on defined benefit plan (note 18)					(3,592)		(3,592)
Comprehensive loss					(11,960)	367	(11,593)
Issuance of common shares and warrants, net of transaction costs (note 19)		$ 29,082	1,897				30,979
Issuance of common shares and warrants, net of transaction costs (note 19), shares	[1]	23,586,207
Share-based compensation costs (note 19)				311			311
Exercise of warrants (note 19)		$ 29,833	(9,746)				20,087
Exercise of warrants (note 19), shares	[1]	35,111,187
Transfer of warrant issuance costs upon exercise of warrants (note 19)		$ (532)	532
Exercise of deferred share units (note 19)		$ 19		(28)			(9)
Exercise of deferred share units (note 19), shares	[1]	21,000
Balance - December 31, 2021 at Dec. 31, 2021		$ 293,410	$ 5,085	$ 89,788	$ (334,619)	$ (678)	$ 52,986
Balance, shares at Dec. 31, 2021	[1]	121,397,007

[1]	Issued and paid in full.